Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 9,124	$ 6,621
Currency Exchange rate risk	7,454	2,607
Price risk	$ 3,719	$ 7,846